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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Intermediate Municipal Bond Fund, for the quarter ended August 31, 2008. This series has a May 31 fiscal year end.
Date of reporting period:	August 31, 2008

Item 1 – Schedule of Investments

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 3.9%
Denver, CO City & Cnty. Arpt. Sys. RB:
Ser. A, 5.00%, 11/15/2019, (Insd. by XL Capital Assurance)	$4,700,000	$4,929,783
Ser. A1, 5.25%, 11/15/2015	5,000,000	5,119,500
San Francisco, CA City & Cnty. Intl. Arpt. Commission RRB, Ser. 34E, 5.75%, 05/01/2021, (Insd. by FSA)	5,000,000	5,241,400

		15,290,683

CONTINUING CARE RETIREMENT COMMUNITY 0.5%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%, 06/20/2044, (Insd. by GNMA)	1,750,000	1,848,158

EDUCATION 2.3%
Imlay City, MI Cmnty. Sch. Dist. Refunding GO, 4.75%, 05/01/2020, (Insd. by MBIA)	2,075,000	2,141,794
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Univ. of Miami, Ser. A:
5.25%, 04/01/2020	1,000,000	1,035,890
5.25%, 04/01/2021	2,000,000	2,055,700
Rhode Island Hlth. & Edl. Bldg. RB, Providence Pub. Sch. Financing, Ser. A, 5.00%, 05/15/2022	2,425,000	2,538,126
Rio Grande City, TX Independent Construction Sch. Dist. Bldg. RB, 5.00%, 08/15/2021, (Gtd. by PSF)	1,090,000	1,142,756

		8,914,266

ELECTRIC REVENUE 0.5%
Titus Cnty., TX Fresh Water Supply Dist. No. 1 RB, Southwestern Elec. Power Co. Proj., 4.50%, 07/01/2011	2,000,000	2,004,120

GENERAL OBLIGATION – LOCAL 29.6%
Bexar Cnty., TX GO, Flood Ctl. Tax, 5.25%, 06/15/2021, (Insd. by FSA)	1,990,000	2,121,420
Clark Cnty., NV Refunding GO, Flood Ctl.:
4.75%, 11/01/2020, (Insd. by FGIC)	2,350,000	2,420,218
4.75%, 11/01/2021, (Insd. by FGIC)	7,600,000	7,747,364
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	4,080,000	4,168,414
Clint, TX, Independent Sch. Dist. Bldg. GO, Ser. A, 5.00%, 08/15/2022, (Gtd. by PSF)	1,395,000	1,460,621
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020, (Insd. by FGIC)	1,055,000	1,064,611
Del Mar, TX College Dist. GO, 5.00%, 08/15/2021, (Insd. by MBIA)	2,035,000	2,120,368
Forney, TX GO, 5.25%, 02/15/2022, (Insd. by FSA)	1,690,000	1,799,140
Forney, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2020, (Gtd. by PSF)	2,100,000	2,229,822
5.00%, 08/15/2021, (Gtd. by PSF)	2,125,000	2,238,496
5.00%, 08/15/2022, (Gtd. by PSF)	2,080,000	2,177,843
Frisco, TX Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/15/2019, (Gtd. by PSF)	2,460,000	2,638,129
5.00%, 08/15/2020, (Gtd. by PSF)	2,570,000	2,728,877
5.00%, 08/15/2021, (Gtd. by PSF)	2,700,000	2,844,207
5.00%, 08/15/2022, (Gtd. by PSF)	2,830,000	2,963,123
Frisco, TX Refunding GO, 4.75%, 02/15/2021, (Insd. by MBIA)	5,000,000	5,119,400
Garland, TX Refunding GO, 5.00%, 02/15/2021, (Insd. by FSA)	4,605,000	4,851,229
Grant Cnty., WA Sch. Dist. No. 161 GO, Moses Lake, 5.00%, 12/01/2022, (Insd. by MBIA)	1,900,000	1,981,966
Harris Cnty., TX Flood Ctl. Dist. Refunding GO, Ser. A, 5.25%, 10/01/2021	9,260,000	10,378,515
Houston, TX Pub. Impt. Refunding GO, Ser. A, 5.00%, 03/01/2022, (Insd. by MBIA)	2,500,000	2,609,075
Judson, TX Independent Sch. Dist. Bldg. Refunding GO, 5.00%, 02/01/2021, (Gtd. by PSF)	6,745,000	7,089,535
Los Angeles, CA Univ. Sch. Dist. Refunding GO, Ser. B, 4.75%, 07/01/2019, (Insd. by FSA)	10,000,000	10,510,200
Mission City, TX Independent Sch. Dist. Bldg. GO:
5.00%, 02/15/2020, (Gtd. by PSF)	1,585,000	1,669,512
5.00%, 02/15/2021, (Gtd. by PSF)	1,665,000	1,741,823
Montgomery Cnty., TX Ltd. Tax Refunding GO, 5.00%, 03/01/2022	2,250,000	2,348,168
New York, NY Refunding GO, Ser. H, 5.00%, 08/01/2021	11,110,000	11,467,853
New York, NY Unrefunded Balance GO, Ser. F, 5.125%, 08/01/2013, (Insd. by MBIA)	935,000	946,201
Northeast Texas Independent Sch. Dist. Bldg. GO, Ser. A:
5.00%, 08/01/2021, (Gtd. by PSF)	3,000,000	3,159,600
5.00%, 08/01/2022, (Gtd. by PSF)	5,000,000	5,234,250

1

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – LOCAL continued
Tarrant Cnty., TX Ltd. Tax GO, 5.25%, 07/15/2022	$1,320,000	$1,413,680
Washington Cnty., MN Capital Impt. Plan GO, Ser. A, 5.00%, 02/01/2021	2,495,000	2,670,923
Will Cnty., IL Sch. Dist. No. 122 Refunding GO, Ser. E, 4.75%, 10/01/2022, (Insd. by FSA)	1,395,000	1,429,094

		115,343,677

GENERAL OBLIGATION – STATE 4.0%
California GO, 5.25%, 02/01/2021	4,275,000	4,418,811
Illinois GO, 4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	8,145,760
Nevada Capital Impt. & Cultural Affairs GO, Ser. B, 5.00%, 12/01/2022, (Insd. by FGIC)	3,000,000	3,128,490

		15,693,061

HOSPITAL 7.3%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, Univ. of Pittsburgh Med. Ctr., Ser. B, 5.00%, 06/15/2018	4,000,000	4,092,760
Arizona Hlth. Facs. Auth. RB, Banner Hlth., Ser. D, 5.50%, 01/01/2019	5,000,000	5,295,350
Indiana Fin. Auth. Hlth. Sys. RRB, Sisters of St. Francis Hlth., 5.00%, 11/01/2018 #	5,000,000	5,153,750
Jackson, TN Hosp. RRB, Jackson-Madison Proj., 5.25%, 04/01/2018	1,000,000	1,034,990
Kent, MI Hosp. Fin. Auth. RRB, Spectrum Hlth. Sys., Ser. A, 5.50%, 01/15/2047	6,000,000	6,406,560
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Washington Cnty. Hosp., 5.00%, 01/01/2018	1,000,000	988,190
New Jersey Hlth. Care Facs. Fin. Auth. RRB, Atlantic City Med. Ctr., 6.00%, 07/01/2012	3,000,000	3,223,770
Shelby Cnty., TN Hlth. Edl. & Hsg. Facs. Board RB, Methodist Le Bonheur, Ser. C, 5.25%, 06/01/2018	2,000,000	2,053,620

		28,248,990

HOUSING 3.4%
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	1,630,000	1,617,938
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	935,000	962,667
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by FNMA & GNMA)	1,530,000	1,556,591
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by FNMA & GNMA)	830,000	844,957
7.50%, 03/01/2031, (Insd. by FNMA & GNMA)	145,000	152,669
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	155,000	157,895
New Jersey Hsg. & Mtge. Fin. Agcy. SFHRRB, Ser. U, 4.80%, 10/01/2022	5,000,000	4,679,250
New Mexico Mtge. Fin. Auth. SFHRB, Ser. A, 7.10%, 09/01/2030, (Insd. by FHLMC, FNMA & GNMA)	230,000	236,051
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032, (Insd. by GNMA)	2,460,000	2,512,177
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by FNMA & GNMA)	315,000	329,572

		13,049,767

INDUSTRIAL DEVELOPMENT REVENUE 5.2%
Appling Cnty., GA Dev. Auth. PCRB, Oglethorpe Power Proj., Ser. B, FRN, 4.75%, 01/01/2038	5,000,000	5,097,950
Courtland, AL Indl. Dev. Board Env. Impt. RRB, International Paper Co. Proj., Ser. A, 5.00%, 11/01/2013	6,000,000	5,895,120
Jasper Cnty., IN PCRRB, 5.60%, 11/01/2016, (Insd. by MBIA)	4,000,000	4,025,720
Maine Fin. Auth. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.65%, 02/01/2016	5,000,000	4,480,400
Michigan Strategic Fund Solid Waste Disposal Ltd. Obl. RRB, Waste Mgmt., Inc. Proj., 4.50%, 12/01/2013	1,000,000	931,530

		20,430,720

LEASE 2.3%
New Jersey Bldg. Auth. RB, Ser. A, 5.00%, 06/15/2020	6,295,000	6,590,173
New Jersey Bldg. Auth. RRB, Ser. B, 5.00%, 06/15/2018	2,235,000	2,417,532

		9,007,705

MISCELLANEOUS REVENUE 2.9%
Garden State Preservation Trust RB, 2005 Open Space & Farmland Proj., Ser. A, 5.80%, 11/01/2021, (Insd. by FSA)	10,000,000	11,270,000

POWER 2.0%
North Carolina Eastern Muni. Power Agcy. Sys. RRB, Ser. A, 5.25%, 01/01/2020	4,000,000	4,064,640
Piedmont, SC Muni. Elec. Power Agcy. RRB, Ser. A-3, 5.25%, 01/01/2019	3,500,000	3,625,195

		7,689,835

2

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 5.2%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	$3,530,000	$3,986,111
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	2,995,000	3,705,414
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB, Superconducting Super Collider Proj., 6.95%, 12/01/2012	11,405,000	12,535,920

		20,227,445

SALES TAX 2.0%
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB Warrants, Ser. A:
5.25%, 01/01/2017	5,000,000	4,400,100
5.25%, 01/01/2019	4,000,000	3,520,160

		7,920,260

SPECIAL TAX 2.4%
New York, NY TFA RB, Future Tax, Ser. B, 5.25%, 08/01/2020	8,600,000	9,202,602

TOBACCO REVENUE 2.2%
Buckeye, OH Tobacco Settlement Fin. Auth. RB, Ser. A-2:
5.125%, 06/01/2024	4,365,000	3,987,122
6.50%, 06/01/2047	5,000,000	4,447,050

		8,434,172

TRANSPORTATION 17.8%
Harris Cnty., TX Toll Road RB, Ser. A, 4.75%, 08/15/2022, (Insd. by MBIA)	1,625,000	1,668,323
Illinois Toll Hwy. Auth. RB, Ser. A-1:
5.00%, 01/01/2022, (Insd. by FSA)	10,000,000	10,427,300
5.00%, 01/01/2023, (Insd. by FSA)	11,750,000	12,204,607
Metropolitan New York Trans. Auth. RB:
Ser. A:
5.00%, 11/15/2020	8,915,000	9,196,625
5.00%, 11/15/2021	6,510,000	6,669,820
Ser. B, 5.00%, 11/15/2022	5,355,000	5,477,630
New Jersey Trans. Auth. Sys. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	7,850,000	8,603,835
New York Tollway Auth. Second Gen. Hwy. & Bridge Funding RB, Ser. A, 5.00%, 04/01/2020	5,650,000	6,030,810
New York Triborough Bridge & Tunnel Auth. RB, Ser. A, 5.00%, 11/15/2022	2,500,000	2,639,575
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/2022, (Insd. by XL Capital Assurance, Inc.)	6,450,000	6,492,377

		69,410,902

UTILITY 0.7%
Denton, TX Util. Sys. RRB, 5.00%, 12/01/2020, (Insd. by FSA)	2,670,000	2,804,114

WATER & SEWER 3.6%
Arizona Water Infrastructure Fin. Auth. RB, Ser. A, 5.00%, 10/01/2022	1,310,000	1,385,797
Beaumont, TX Waterworks & Sewer Sys. RRB, 5.00%, 09/01/2021, (Insd. by FSA)	2,635,000	2,759,346
Cleveland, OH Waterworks RRB, Ser. P, 5.00%, 01/01/2022	2,350,000	2,466,066
Dallas, TX Waterworks & Sewer Sys. RRB, 4.50%, 10/01/2021, (Insd. by AMBAC)	2,120,000	2,126,508
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,149,450

		13,887,167

Total Municipal Obligations (cost $380,536,998)		380,677,644

	Shares	Value

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 2.03% q ø ## (cost $10,827,889)	10,827,889	10,827,889

Total Investments (cost $391,364,887) 100.6%		391,505,533
Other Assets and Liabilities (0.6%)		(2,474,046)

Net Assets 100.0%		$389,031,487

3

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)
#	When-issued or delayed delivery security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TFA	Transitional Finance Authority

The following table shows the percent of total investments by geographic location as of August 31, 2008:

Texas	24.5%
New York	10.8%
New Jersey	9.4%
Illinois	9.2%
California	5.2%
Ohio	4.7%
Alabama	3.5%
Michigan	3.5%
Nevada	3.4%
Indiana	2.7%
South Carolina	2.6%
Colorado	2.6%
Arkansas	2.3%
Arizona	1.7%
Georgia	1.3%
Maine	1.1%
Pennsylvania	1.0%
North Carolina	1.0%
South Dakota	1.0%
Minnesota	0.9%
Florida	0.8%
Tennessee	0.8%
Rhode Island	0.6%
Washington	0.5%
Massachusetts	0.5%
Mississippi	0.4%
Iowa	0.3%
Missouri	0.3%
Maryland	0.3%
Oklahoma	0.1%
New Mexico	0.1%
New Hampshire	0.1%
Non-state specific	2.8%

100.0%

On August 31, 2008, the aggregate cost of securities for federal income tax purposes was $391,364,887. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,272,695 and $4,132,049, respectively, with a net unrealized appreciation of $140,646.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

4

EVERGREEN INTERMEDIATE MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

August 31, 2008 (unaudited)

Valuation hierarchy

On June 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of August 31, 2008, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$10,827,889
Level 2 – Other Significant Observable Inputs	380,677,644
Level 3 – Significant Unobservable Inputs	0

Total	$391,505,533

5

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:
Dennis H. Ferro,
Principal Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer

Date: October 29, 2008

By:
Kasey Phillips
Principal Financial Officer

Date: October 29, 2008